Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables represent the fair value hierarchy of the Group’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2024 and December 31, 2023:
As of June 30, 2024
Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible notes - Streeterville Note	$-	$-	$-	$-
Total	$-	$-	$-	$-

	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible notes - Streeterville Note	-	-	5,020,633	5,020,633
Total	$-	$-	$5,020,633	$5,020,633

Schedule of Recurring Basis using Significant Unobservable Inputs	The following is a reconciliation of the beginning and ending balances for the Streeterville Note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2024 and December 31, 2023:
	June 30,	December 31,
	2024	2023

Opening balance	$5,020,633	$9,079,966
Loss on change in fair value of convertible notes	(1,048,271)	21,166
Accrued interest	87,621	297,954
Cash repaid	(4,059,983)	(1,250,000)
Conversion of convertible notes	-	(3,128,453)
Total	$-	$5,020,633